Lease Liabilities - Maturity Schedule of Lease Liabilities (Details) € in Millions	Dec. 31, 2022 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 9,308
2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,107
2024
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,700
2025
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,413
2026
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	1,064
2027
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	851
Subsequent years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,173
Non-current total
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	€ 7,201